                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                          THE SELECT SECTOR SPDR TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:

Gary L. French                              Scott M. Zoltowski, Esq.
President                                   Vice President and Counsel
State Street Bank and Trust Company         State Street Bank and Trust Company
2 Avenue de Lafayette                       One Lincoln Street
Boston, MA 02111                            Boston, MA 02111


Registrant's telephone number, including area code:  (303) 623-2577

Date of fiscal year end:  September 30, 2006

Date of reporting period:  June 30, 2006

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 1.6%
Cooper Tire & Rubber Co. ...........     24,726   $    275,448
Goodyear Tire & Rubber Co. (The)
  (a)...............................     71,270        791,097
Johnson Controls, Inc. .............     79,318      6,521,526
                                                  ------------
                                                     7,588,071
                                                  ------------
AUTOMOBILES -- 3.8%
Ford Motor Co. .....................    762,932      5,287,119
General Motors Corp. ...............    230,038      6,852,832
Harley-Davidson, Inc. ..............    109,608      6,016,383
                                                  ------------
                                                    18,156,334
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     70,211      2,924,990
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
Apollo Group, Inc. (Class A) (a)....     56,604      2,924,729
Block (H&R), Inc. ..................    133,163      3,177,269
                                                  ------------
                                                     6,101,998
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 14.9%
Carnival Corp. .....................    176,609      7,371,660
Darden Restaurants, Inc. ...........     52,784      2,079,690
Harrah's Entertainment, Inc. .......     75,097      5,345,405
Hilton Hotels Corp. ................    134,551      3,805,102
International Game Technology.......    137,853      5,230,143
Marriott International, Inc. (Class
  A)................................    132,968      5,068,740
McDonald's Corp. ...................    506,772     17,027,539
Starbucks Corp. (a).................    312,113     11,785,387
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     88,345      5,330,737
Wendy's International, Inc. ........     47,380      2,761,780
Yum Brands, Inc. ...................    110,920      5,575,948
                                                  ------------
                                                    71,382,131
                                                  ------------
HOUSEHOLD DURABLES -- 6.4%
Black & Decker Corp. ...............     31,191      2,634,392
Centex Corp. .......................     49,402      2,484,921
D.R. Horton, Inc. ..................    110,300      2,627,346
Fortune Brands, Inc. ...............     59,655      4,236,102
Harman International Industries,
  Inc. .............................     27,235      2,325,052
KB HOME.............................     31,113      1,426,531
Leggett & Platt, Inc. ..............     74,109      1,851,243
Lennar Corp. (Class A)..............     56,739      2,517,509
Newell Rubbermaid, Inc. ............    112,584      2,908,045
Pulte Homes, Inc. ..................     86,170      2,480,834
Snap-on, Inc. ......................     23,446        947,687
Stanley Works (The).................     28,947      1,366,877
Whirlpool Corp. ....................     31,742      2,623,476
                                                  ------------
                                                    30,430,015
                                                  ------------
INTERNET & CATALOG RETAIL -- 1.0%
Amazon.com, Inc. (a)................    125,750      4,864,010
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Brunswick Corp. ....................     38,334      1,274,605
Eastman Kodak Co. ..................    116,476      2,769,799
Hasbro, Inc. .......................     71,487      1,294,630
Mattel, Inc. .......................    157,969      2,608,068
                                                  ------------
                                                     7,947,102
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- 33.6%
CBS Corp. ..........................    314,121   $  8,496,973
Clear Channel Communications,
  Inc. .............................    204,735      6,336,548
Comcast Corp. (Class A) (a).........    859,260     28,132,172
Disney (Walt) Co. (The).............    892,576     26,777,280
Dow Jones & Co., Inc. ..............     23,718        830,367
Gannett Co., Inc. ..................     96,700      5,408,431
Interpublic Group of Companies, Inc.
  (a)...............................    176,169      1,471,011
McGraw-Hill Cos, Inc. (The).........    145,574      7,312,182
Meredith Corp. .....................     17,116        847,927
New York Times Co. (The) (Class
  A)................................     58,348      1,431,860
News Corp. (Class A)................    961,994     18,451,045
Omnicom Group, Inc. ................     69,394      6,182,312
Scripps (E.W.) Co. (The) (Class
  A)................................     34,562      1,491,005
Time Warner, Inc. ..................  1,741,388     30,126,012
Tribune Co. ........................    105,482      3,420,781
Univision Communications, Inc.
  (Class A) (a).....................     90,690      3,038,115
Viacom, Inc. (Class B) (a)..........    293,221     10,509,041
                                                  ------------
                                                   160,263,062
                                                  ------------
MULTILINE RETAIL -- 11.4%
Big Lots, Inc. (a)..................     45,721        780,915
Dillard's, Inc. (Class A)...........     24,975        795,454
Dollar General Corp. ...............    127,093      1,776,760
Family Dollar Stores, Inc. .........     63,173      1,543,316
Federated Department Stores,
  Inc. .............................    224,962      8,233,609
J.C. Penney Co., Inc. (Holding
  Co.)..............................     95,268      6,431,543
Kohl's Corp. (a)....................    138,443      8,184,750
Nordstrom, Inc. ....................     87,965      3,210,722
Sears Holdings Corp. (a)............     39,483      6,113,548
Target Corp. .......................    351,146     17,160,505
                                                  ------------
                                                    54,231,122
                                                  ------------
SPECIALTY RETAIL -- 20.1%
AutoNation, Inc. (a)................     60,140      1,289,402
AutoZone, Inc. (a)..................     21,656      1,910,059
Bed Bath & Beyond, Inc. (a).........    114,793      3,807,684
Best Buy Co., Inc. .................    163,688      8,976,650
Circuit City Stores, Inc. ..........     60,907      1,657,888
Gap, Inc. (The).....................    224,437      3,905,204
Home Depot, Inc. ...................    840,606     30,085,289
Limited Brands, Inc. ...............    140,198      3,587,667
Lowe's Companies, Inc. .............    315,464     19,139,201
Office Depot, Inc. (a)..............    117,009      4,446,342
OfficeMax, Inc. ....................     28,568      1,164,146
RadioShack Corp. ...................     54,217        759,038
Sherwin-Williams Co. (The)..........     45,170      2,144,671
Staples, Inc. ......................    296,123      7,201,711
Tiffany & Co. ......................     57,104      1,885,574
TJX Cos, Inc. (The).................    185,317      4,236,347
                                                  ------------
                                                    96,196,873
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.4%
Coach, Inc. (a).....................    156,538      4,680,486
Jones Apparel Group, Inc. ..........     46,394      1,474,865
Liz Claiborne, Inc. ................     42,414      1,571,863

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
NIKE, Inc. (Class B)................     76,739   $  6,215,859
V.F. Corp. .........................     35,705      2,425,084
                                                  ------------
                                                    16,368,157
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $517,313,862)...............               476,453,865
                                                  ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $1,548,877)......  1,548,877      1,548,877
                                                  ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $518,862,739)...............               478,002,742
OTHER ASSETS AND
  LIABILITIES -- (0.1)%.............                  (670,432)
                                                  ------------
NET ASSETS -- 100.0%................              $477,332,310
                                                  ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 16.1%
Anheuser-Busch Cos, Inc. ..........    873,584   $   39,826,695
Brown-Forman Corp. (Class B).......    126,617        9,046,785
Coca-Cola Co. (The)................  1,259,626       54,189,110
Coca-Cola Enterprises, Inc. .......    463,209        9,435,567
Constellation Brands, Inc. (Class
  A) (a)...........................    313,927        7,848,175
Molson Coors Brewing Co. (Class
  B)...............................    102,136        6,932,992
Pepsi Bottling Group, Inc. (The)...    233,658        7,512,105
PepsiCo, Inc. .....................    870,887       52,288,055
                                                 --------------
                                                    187,079,484
                                                 --------------
FOOD & STAPLES RETAILING -- 27.0%
Costco Wholesale Corp. ............    549,115       31,370,940
CVS Corp. .........................    962,296       29,542,487
Kroger Co. ........................    905,205       19,787,781
Safeway, Inc. .....................    588,539       15,302,014
SUPERVALU, Inc. ...................    339,547       10,424,107
Sysco Corp. .......................    735,647       22,481,372
Wal-Mart Stores, Inc. .............  2,623,038      126,351,741
Walgreen Co. ......................  1,121,727       50,298,239
Whole Foods Market, Inc. ..........    146,046        9,440,414
                                                 --------------
                                                    314,999,095
                                                 --------------
FOOD PRODUCTS -- 14.9%
Archer-Daniels-Midland Co. ........    796,587       32,883,111
Campbell Soup Co. .................    284,502       10,557,869
ConAgra Foods, Inc. ...............    682,026       15,079,595
Dean Foods Co. (a).................    142,558        5,301,732
General Mills, Inc. ...............    428,676       22,145,402
H.J. Heinz Co. ....................    433,315       17,861,244
Hershey Co. (The)..................    234,424       12,909,730
Kellogg Co. .......................    315,344       15,272,110
McCormick & Co., Inc. .............    228,855        7,678,085
Sara Lee Corp. ....................    943,802       15,119,708
Tyson Foods, Inc. (Class A)........    424,601        6,309,571
Wm. Wrigley Jr., Co. ..............    283,416       12,855,750
                                                 --------------
                                                    173,973,907
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HOUSEHOLD PRODUCTS -- 23.3%
Clorox Co. ........................    205,794   $   12,547,260
Colgate-Palmolive Co. .............    589,355       35,302,365
Kimberly-Clark Corp. ..............    526,936       32,511,951
Procter & Gamble Co. ..............  3,442,262      191,389,767
                                                 --------------
                                                    271,751,343
                                                 --------------
PERSONAL PRODUCTS -- 2.5%
Alberto-Culver Co. (Class B).......    139,220        6,782,799
Avon Products, Inc. ...............    564,284       17,492,804
Estee Lauder Cos, Inc. (The) (Class
  A)...............................    125,199        4,841,445
                                                 --------------
                                                     29,117,048
                                                 --------------
TOBACCO -- 15.9%
Altria Group, Inc. ................  2,190,582      160,854,436
Reynolds American, Inc. ...........    118,708       13,687,033
UST, Inc. .........................    235,959       10,662,987
                                                 --------------
                                                    185,204,456
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,165,106,461)............               1,162,125,333
                                                 --------------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment Class
  Prime Fund (Cost $6,971,717).....  6,971,717        6,971,717
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,172,078,178)............               1,169,097,050
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (3,635,851)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,165,461,199
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.0%
ENERGY EQUIPMENT & SERVICES -- 25.6%
Baker Hughes, Inc. ...............   2,033,925   $  166,476,761
BJ Services Co. ..................   2,449,388       91,264,197
Halliburton Co. ..................   3,001,260      222,723,505
Nabors Industries Ltd. (a)........   2,396,392       80,974,086
National-Oilwell Varco, Inc.
  (a).............................     675,037       42,743,343
Noble Corp. ......................   1,211,772       90,180,072
Rowan Cos., Inc. .................   1,677,110       59,688,345
Schlumberger Ltd. ................   3,483,539      226,813,224
Transocean, Inc. (a)..............   2,152,313      172,873,780
Weatherford International Ltd.
  (a).............................   1,342,197       66,599,815
                                                 --------------
                                                  1,220,337,128
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 74.4%
Anadarko Petroleum Corp. .........   2,658,155      126,767,412
Apache Corp. .....................   1,883,305      128,535,566
Chesapeake Energy Corp. ..........   1,580,915       47,822,679
Chevron Corp. ....................   9,038,840      560,950,410
ConocoPhillips....................   7,132,947      467,422,017
CONSOL Energy, Inc. ..............     702,932       32,840,983
Devon Energy Corp. ...............   2,546,327      153,823,614
El Paso Corp. ....................   2,682,129       40,231,935
EOG Resources, Inc. ..............   2,134,331      147,994,511
Exxon Mobil Corp. ................  12,097,610      742,188,373
Hess Corp. .......................   2,000,912      105,748,199

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
Kerr-McGee Corp. .................   2,011,946   $  139,528,455
Kinder Morgan, Inc. ..............     402,438       40,199,532
Marathon Oil Corp. ...............   2,239,190      186,524,527
Murphy Oil Corp. .................     638,253       35,652,813
Occidental Petroleum Corp. .......   2,279,229      233,734,934
Sunoco, Inc. .....................   1,221,551       84,641,269
Valero Energy Corp. ..............   2,359,638      156,963,120
Williams Cos., Inc. (The).........   2,281,849       53,303,993
XTO Energy, Inc. .................   1,396,101       61,805,391
                                                 --------------
                                                  3,546,679,733
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $4,839,582,122)...........                4,767,016,861
                                                 --------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $16,432,026)...  16,432,026       16,432,026
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $4,856,014,148)...........                4,783,448,887
OTHER ASSETS AND
  LIABILITIES -- (0.3)%...........                  (14,722,506)
                                                 --------------
NET ASSETS -- 100.0%..............               $4,768,726,381
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 16.1%
Ameriprise Financial, Inc. ........    206,249   $    9,213,143
Bank of New York Co., Inc. (The)...    651,310       20,972,182
Bear Stearns Cos., Inc. ...........    101,001       14,148,220
Charles Schwab Corp. (The).........    871,539       13,927,193
E*Trade Financial Corp. (a)........    354,576        8,091,424
Federated Investors, Inc. (Class
  B)...............................     71,099        2,239,619
Franklin Resources, Inc. ..........    128,778       11,179,218
Goldman Sachs Group, Inc. .........    364,644       54,853,397
Janus Capital Group, Inc. .........    182,558        3,267,788
Legg Mason, Inc. ..................    111,394       11,085,931
Lehman Brothers Holdings, Inc. ....    452,126       29,456,009
Mellon Financial Corp. ............    350,441       12,065,684
Merrill Lynch & Co., Inc. .........    780,086       54,262,782
Morgan Stanley.....................    906,162       57,278,500
Northern Trust Corp. ..............    156,638        8,662,081
State Street Corp. (b).............    281,397       16,346,352
T. Rowe Price Group, Inc. .........    223,950        8,467,549
                                                 --------------
                                                    335,517,072
                                                 --------------
COMMERCIAL BANKS -- 19.8%
AmSouth Bancorp....................    292,177        7,728,082
BB&T Corp. ........................    464,356       19,312,566
Comerica, Inc. ....................    137,308        7,138,643
Commerce Bancorp, Inc..............    155,110        5,532,774
Compass Bancshares, Inc. ..........    109,180        6,070,408
Fifth Third Bancorp................    469,201       17,336,977
First Horizon National Corp. ......    106,203        4,269,360
Huntington Bancshares, Inc. .......    211,134        4,978,540
KeyCorp............................    342,798       12,231,033
M & T Bank Corp. ..................     67,116        7,914,319
Marshall & Ilsley Corp. ...........    188,923        8,641,338
National City Corp. ...............    461,302       16,694,519
North Fork Bancorporation, Inc. ...    392,764       11,849,690
PNC Financial Services Group.......    249,948       17,538,851
Regions Financial Corp. ...........    385,442       12,765,839
SunTrust Banks, Inc. ..............    306,845       23,400,000
Synovus Financial Corp. ...........    268,075        7,179,048
U.S. Bancorp.......................  1,502,333       46,392,043
Wachovia Corp. ....................  1,357,727       73,425,876
Wells Fargo & Co. .................  1,416,486       95,017,881
Zions Bancorp......................     88,664        6,910,472
                                                 --------------
                                                    412,328,259
                                                 --------------
CONSUMER FINANCE -- 4.6%
American Express Co. ..............  1,044,515       55,589,088
Capital One Financial Corp. .......    254,484       21,745,658
SLM Corp. .........................    346,831       18,354,296
                                                 --------------
                                                     95,689,042
                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.5%
Bank of America Corp. .............  3,851,899      185,276,342
CIT Group, Inc. ...................    169,279        8,851,599
Citigroup, Inc. ...................  4,196,694      202,448,518
JPMorgan Chase & Co. ..............  2,933,210      123,194,820
Moody's Corp. .....................    205,747       11,204,982
                                                 --------------
                                                    530,976,261
                                                 --------------
INSURANCE -- 21.9%
ACE Ltd. ..........................    273,657       13,844,308
AFLAC, Inc. .......................    420,864       19,507,046
Allstate Corp. ....................    536,319       29,352,739

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INSURANCE -- (CONTINUED)
Ambac Financial Group, Inc. .......     89,078   $    7,224,226
American International Group,
  Inc. ............................  2,192,829      129,486,552
Aon Corp. .........................    271,213        9,443,637
Chubb Corp. .......................    350,507       17,490,299
Cincinnati Financial Corp. ........    146,834        6,902,666
Genworth Financial, Inc. (Class
  A)...............................    307,922       10,728,002
Hartford Financial Services Group,
  Inc. (The).......................    255,690       21,631,374
Lincoln National Corp. ............    241,429       13,626,253
Loews Corp. .......................    344,249       12,203,627
Marsh & McLennan Cos, Inc. ........    463,716       12,469,323
MBIA, Inc. ........................    113,230        6,629,616
MetLife, Inc. .....................    640,432       32,796,523
Principal Financial Group..........    235,988       13,132,732
Progressive Corp. (The)............    663,077       17,047,710
Prudential Financial, Inc. ........    417,357       32,428,639
SAFECO Corp. ......................    100,570        5,667,120
St. Paul Travelers Cos, Inc.
  (The)............................    587,977       26,212,015
Torchmark Corp. ...................     87,137        5,290,959
UnumProvident Corp. ...............    254,062        4,606,144
XL Capital Ltd. (Class A)..........    152,234        9,331,944
                                                 --------------
                                                    457,053,454
                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.5%
Apartment Investment & Management
  Co. (Class A)....................     82,602        3,589,057
Archstone-Smith Trust..............    180,946        9,204,723
Boston Properties, Inc. ...........     76,039        6,873,926
Equity Office Properties Trust.....    313,274       11,437,634
Equity Residential Properties
  Trust............................    246,536       11,027,555
Kimco Realty Corp. ................    175,276        6,395,821
Plum Creek Timber Co., Inc. .......    153,638        5,454,149
ProLogis...........................    205,894       10,731,195
Public Storage, Inc. ..............     70,021        5,314,594
Simon Property Group, Inc. ........    155,029       12,858,105
Vornado Realty Trust...............    100,730        9,826,212
                                                 --------------
                                                     92,712,971
                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 7.5%
Countrywide Financial Corp. .......    510,454       19,438,088
Fannie Mae.........................    817,584       39,325,790
Freddie Mac........................    583,553       33,268,357
Golden West Financial Corp. .......    216,459       16,061,258
MGIC Investment Corp. .............     73,987        4,809,155
Sovereign Bancorp, Inc. ...........    318,570        6,470,165
Washington Mutual, Inc. ...........    810,791       36,955,854
                                                 --------------
                                                    156,328,667
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,180,197,041)............               2,080,605,726
                                                 --------------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class
  Prime Fund (Cost $9,651,121).....  9,651,121        9,651,121
                                                 --------------
TOTAL INVESTMENTS -- 100.4%
  (Cost $2,189,848,162)............               2,090,256,847
OTHER ASSETS AND
  LIABILITIES -- (0.4)%............                  (7,555,832)
                                                 --------------
NET ASSETS -- 100.0%...............              $2,082,701,015
                                                 ==============

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

(a) Non-income producing security

(b) Affiliated Issuer. See table below for more information.

                                               SHARES PURCHASED FOR THE    SHARES SOLD FOR      NUMBER OF
SECURITY                   NUMBER OF SHARES          NINE MONTHS           THE NINE MONTHS     SHARES HELD
DESCRIPTION                HELD AT 9/30/05          ENDED 6/30/06           ENDED 6/30/06      AT 6/30/06
-----------                ----------------    ------------------------    ---------------     -----------
State Street Corp.
(Cost $17,400,091)             233,284                   806,282               758,169           281,397

                                                 REALIZED GAIN (LOSS)
                          INCOME EARNED FOR     ON SHARES SOLD DURING
SECURITY                   THE NINE MONTHS         THE NINE MONTHS
DESCRIPTION                 ENDED 6/30/06           ENDED 6/30/06
-----------               -----------------     ---------------------
State Street Corp.             $143,671               $2,003,689

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 100.0%
BIOTECHNOLOGY -- 10.1%
Amgen, Inc. (a)....................  1,339,884   $   87,400,633
Biogen Idec, Inc. (a)..............    399,268       18,498,086
Genzyme Corp. (a)..................    303,330       18,518,297
Gilead Sciences, Inc. (a)..........    517,039       30,588,027
MedImmune, Inc. (a)................    294,866        7,990,869
                                                 --------------
                                                    162,995,912
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.9%
Bausch & Lomb, Inc. ...............     65,688        3,221,339
Baxter International, Inc. ........    755,072       27,756,447
Becton, Dickinson and Co. .........    286,767       17,530,067
Biomet, Inc. ......................    288,974        9,041,996
Boston Scientific Corp. (a)........  1,391,971       23,440,792
C.R. Bard, Inc. ...................    124,948        9,153,690
Hospira, Inc. (a)..................    177,489        7,621,378
Medtronic, Inc. ...................  1,376,158       64,569,333
St. Jude Medical, Inc. (a).........    425,052       13,780,186
Stryker Corp. .....................    335,446       14,125,631
Zimmer Holdings, Inc. (a)..........    286,562       16,253,797
                                                 --------------
                                                    206,494,656
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 22.4%
Aetna, Inc. .......................    661,021       26,394,568
AmerisourceBergen Corp. ...........    245,729       10,300,960
Cardinal Health, Inc. .............    479,320       30,834,656
Caremark Rx, Inc. .................    502,717       25,070,497
CIGNA Corp. .......................    141,561       13,945,174
Coventry Health Care, Inc. (a).....    181,887        9,992,872
Express Scripts, Inc. (a)..........    174,041       12,485,701
HCA, Inc. .........................    468,900       20,233,035
Health Management Associates, Inc.
  (Class A)........................    285,991        5,636,883
Humana, Inc. (a)...................    200,977       10,792,465
Laboratory Corp. of America
  Holdings (a).....................    141,965        8,834,482
Manor Care, Inc. ..................     96,790        4,541,387
McKesson Corp. ....................    356,276       16,844,729
Medco Health Solutions, Inc. (a)...    354,704       20,317,445
Patterson Cos., Inc. (a)...........    155,004        5,414,290
Quest Diagnostics, Inc. ...........    190,682       11,425,665
Tenet Healthcare Corp. (a).........    547,959        3,824,754
UnitedHealth Group, Inc. ..........  1,543,125       69,101,137
WellPoint, Inc. (a)................    743,522       54,106,096
                                                 --------------
                                                    360,096,796
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ..................    236,518   $    6,350,508
                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.3%
Applera Corp. -- Applied Biosystems
  Group............................    221,172        7,154,914
Fisher Scientific International,
  Inc. (a).........................    139,778       10,210,783
Millipore Corp. (a)................     68,430        4,310,406
PerkinElmer, Inc. .................    148,196        3,097,296
Thermo Electron Corp. (a)..........    183,649        6,655,440
Waters Corp. (a)...................    116,894        5,190,094
                                                 --------------
                                                     36,618,933
                                                 --------------
PHARMACEUTICALS -- 51.9%
Abbott Laboratories................  1,469,991       64,106,308
Allergan, Inc. ....................    178,325       19,127,139
Barr Pharmaceuticals, Inc. (a).....    119,479        5,697,954
Bristol-Myers Squibb Co. ..........  2,245,674       58,073,130
Eli Lilly and Co. .................  1,282,378       70,877,032
Forest Laboratories, Inc. (a)......    372,492       14,411,715
Johnson & Johnson..................  3,364,573      201,605,214
King Pharmaceuticals, Inc. (a).....    291,623        4,957,591
Merck & Co., Inc. .................  2,482,028       90,420,280
Mylan Laboratories, Inc. ..........    245,926        4,918,520
Pfizer, Inc. ......................  8,325,903      195,408,943
Schering-Plough Corp. .............  1,697,329       32,300,171
Watson Pharmaceuticals, Inc. (a)...    119,864        2,790,434
Wyeth..............................  1,536,839       68,251,020
                                                 --------------
                                                    832,945,451
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,767,188,912)............               1,605,502,256
                                                 --------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $5,046,283).....  5,046,283        5,046,283
                                                 --------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,772,235,195)............               1,610,548,539
OTHER ASSETS AND
  LIABILITIES -- (0.3)%............                  (5,376,421)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,605,172,118
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 21.9%
Boeing Co. ........................    644,040   $   52,753,316
General Dynamics Corp. ............    338,768       22,175,753
Goodrich Corp. ....................    146,382        5,897,731
Honeywell International, Inc. .....    675,036       27,203,951
L-3 Communications Holdings,
  Inc. ............................     93,163        7,026,354
Lockheed Martin Corp. .............    289,390       20,760,839
Northrop Grumman Corp. ............    286,505       18,353,510
Raytheon Co. ......................    376,103       16,762,911
Rockwell Collins, Inc. ............    170,667        9,535,165
United Technologies Corp. .........    809,951       51,367,092
                                                 --------------
                                                    231,836,622
                                                 --------------
AIR FREIGHT & LOGISTICS -- 9.4%
FedEx Corp. .......................    252,305       29,484,362
United Parcel Service, Inc. (Class
  B)...............................    851,752       70,124,742
                                                 --------------
                                                     99,609,104
                                                 --------------
AIRLINES -- 0.9%
Southwest Airlines Co. ............    595,972        9,756,062
                                                 --------------
BUILDING PRODUCTS -- 1.7%
American Standard Cos, Inc. .......    170,794        7,390,257
Masco Corp. .......................    341,155       10,111,834
                                                 --------------
                                                     17,502,091
                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 7.5%
Allied Waste Industries, Inc.
  (a)..............................    296,455        3,367,729
Avery Dennison Corp. ..............    104,577        6,071,741
Cendant Corp. .....................    832,006       13,553,378
Cintas Corp. ......................    126,937        5,047,015
Equifax, Inc. .....................    135,181        4,642,115
Monster Worldwide, Inc. (a)........    161,131        6,873,848
Pitney Bowes, Inc. ................    196,371        8,110,122
R.R. Donnelley & Sons Co. .........    241,057        7,701,771
Robert Half International, Inc. ...    186,862        7,848,204
Waste Management, Inc. ............    458,812       16,462,175
                                                 --------------
                                                     79,678,098
                                                 --------------
CONSTRUCTION & ENGINEERING -- 0.9%
Fluor Corp. .......................     97,335        9,045,342
                                                 --------------
ELECTRICAL EQUIPMENT -- 5.0%
American Power Conversion Corp. ...    184,978        3,605,221
Cooper Industries Ltd. (Class A)...     95,418        8,866,241
Emerson Electric Co. ..............    334,962       28,073,165
Rockwell Automation, Inc. .........    176,229       12,690,250
                                                 --------------
                                                     53,234,877
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INDUSTRIAL CONGLOMERATES -- 28.4%
3M Co. ............................    596,369   $   48,168,724
General Electric Co. ..............  5,937,950      195,714,832
Textron, Inc. .....................    125,263       11,546,743
Tyco International Ltd. ...........  1,624,005       44,660,138
                                                 --------------
                                                    300,090,437
                                                 --------------
MACHINERY -- 15.5%
Caterpillar, Inc. .................    551,183       41,052,110
Cummins, Inc. .....................     66,024        8,071,434
Danaher Corp. .....................    205,253       13,201,873
Deere & Co. .......................    201,978       16,863,143
Dover Corp. .......................    189,575        9,370,692
Eaton Corp. .......................    141,601       10,676,715
Illinois Tool Works, Inc. .........    339,482       16,125,395
Ingersoll-Rand Co. (Class A).......    293,477       12,554,946
ITT Industries, Inc. ..............    172,968        8,561,916
Navistar International Corp. (a)...     74,118        1,824,044
PACCAR, Inc. ......................    149,562       12,320,918
Pall Corp. ........................    139,775        3,913,700
Parker-Hannifin Corp. .............    116,361        9,029,614
                                                 --------------
                                                    163,566,500
                                                 --------------
ROAD & RAIL -- 8.1%
Burlington Northern Santa Fe
  Corp. ...........................    315,986       25,041,891
CSX Corp. .........................    205,932       14,505,850
Norfolk Southern Corp. ............    375,385       19,977,990
Ryder System, Inc. ................     84,609        4,943,704
Union Pacific Corp. ...............    225,715       20,982,466
                                                 --------------
                                                     85,451,901
                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ...............     77,189        5,806,928
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,065,466,425)............               1,055,577,962
                                                 --------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $2,580,451).....  2,580,451        2,580,451
                                                 --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,068,046,876)............               1,058,158,413
OTHER ASSETS AND
  LIABILITIES -- (0.1)%............                    (839,246)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,057,319,167
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.8%
CHEMICALS -- 49.5%
Air Products & Chemicals, Inc. ....    780,037   $   49,859,965
Ashland, Inc. .....................    253,724       16,923,391
Dow Chemical Co. ..................  3,305,999      129,033,141
Du Pont (E.I.) de Nemours and
  Co. .............................  3,166,998      131,747,117
Eastman Chemical Co. ..............    291,865       15,760,710
Ecolab, Inc. ......................    641,118       26,016,568
Hercules, Inc. (a).................    439,656        6,709,151
International Flavors & Fragrances,
  Inc. ............................    287,891       10,145,279
Monsanto Co. ......................    930,167       78,310,760
PPG Industries, Inc. ..............    579,013       38,214,858
Praxair, Inc. .....................    999,853       53,992,062
Rohm & Haas Co. ...................    511,190       25,620,843
Sigma-Aldrich Corp. ...............    238,946       17,357,037
                                                 --------------
                                                    599,690,882
                                                 --------------
CONSTRUCTION MATERIALS -- 2.3%
Vulcan Materials Co. ..............    353,923       27,605,994
                                                 --------------
CONTAINERS & PACKAGING -- 5.8%
Ball Corp. ........................    374,107       13,856,923
Bemis Co., Inc. ...................    380,487       11,650,512
Pactiv Corp. (a)...................    510,614       12,637,697
Sealed Air Corp. ..................    290,454       15,126,844
Temple-Inland, Inc. ...............    392,221       16,814,514
                                                 --------------
                                                     70,086,490
                                                 --------------
METALS & MINING -- 31.7%
Alcoa, Inc. .......................  2,991,113       96,792,417
Allegheny Technologies, Inc. ......    315,869       21,870,769

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
METALS & MINING -- (CONTINUED)
Freeport-McMoran Copper & Gold,
  Inc. (Class B)...................    658,382   $   36,480,947
Newmont Mining Corp. (Holding
  Co.).............................  1,543,159       81,679,406
Nucor Corp. .......................  1,087,877       59,017,327
Phelps Dodge Corp. ................    708,214       58,186,862
United States Steel Corp. .........    442,155       31,003,909
                                                 --------------
                                                    385,031,637
                                                 --------------
PAPER & FOREST PRODUCTS -- 10.5%
International Paper Co. ...........  1,562,229       50,459,997
Louisiana-Pacific Corp. ...........    385,278        8,437,588
MeadWestvaco Corp. ................    642,573       17,947,064
Weyerhaeuser Co. ..................    810,048       50,425,488
                                                 --------------
                                                    127,270,137
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,244,617,043)............               1,209,685,140
                                                 --------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment Class
  Prime Fund (Cost $5,369,908).....  5,369,908        5,369,908
                                                 --------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $1,249,986,951)............               1,215,055,048
OTHER ASSETS AND
  LIABILITIES -- (0.2)%............                  (3,002,842)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,212,052,206
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 15.6%
ADC Telecommunications, Inc. (a)...     94,242   $    1,588,920
Andrew Corp. (a)...................    142,081        1,258,838
Avaya, Inc. (a)....................    387,931        4,430,172
CIENA Corp. (a)....................    454,440        2,185,857
Cisco Systems, Inc. (a)............  4,290,063       83,784,930
Comverse Technology, Inc. (a)......    161,037        3,183,702
Corning, Inc. (a)..................  1,176,986       28,471,291
JDS Uniphase Corp. (a).............  1,265,163        3,200,862
Juniper Networks, Inc. (a).........    396,275        6,336,437
Lucent Technologies, Inc. (a)......  3,332,888        8,065,589
Motorola, Inc. ....................  1,758,794       35,439,699
QUALCOMM, Inc. ....................  1,188,059       47,605,524
Tellabs, Inc. (a)..................    343,277        4,569,017
                                                 --------------
                                                    230,120,838
                                                 --------------
COMPUTERS & PERIPHERALS -- 18.9%
Apple Computer, Inc. (a)...........    628,976       35,927,109
Dell, Inc. (a).....................  1,603,522       39,141,972
EMC Corp. (a)......................  1,697,500       18,621,575
Gateway, Inc. (a)..................    236,305          448,980
Hewlett-Packard Co. ...............  1,970,141       62,414,067
International Business Machines
  Corp. ...........................  1,089,670       83,708,449
Lexmark International, Inc. (Class
  A) (a)...........................     76,625        4,277,974
NCR Corp. (a)......................    142,528        5,222,226
Network Appliance, Inc. (a)........    280,821        9,912,981
QLogic Corp. (a)...................    121,831        2,100,366
SanDisk Corp. (a)..................    136,763        6,972,178
Sun Microsystems, Inc. (a).........  2,523,061       10,470,703
                                                 --------------
                                                    279,218,580
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 13.0%
AT&T Corp. ........................  2,080,365       58,021,380
BellSouth Corp. ...................  1,277,746       46,254,405
CenturyTel, Inc. ..................     85,759        3,185,947
Citizens Communications Co. .......    251,962        3,288,104
Embarq Corp. (a)...................    103,896        4,258,697
Qwest Communications International,
  Inc. (a).........................  1,132,536        9,162,216
Verizon Communications, Inc. ......  2,049,942       68,652,558
                                                 --------------
                                                    192,823,307
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
Agilent Technologies, Inc. (a).....    309,837        9,778,456
Jabil Circuit, Inc. ...............    134,509        3,443,430
Molex, Inc. .......................    100,042        3,358,410
Sanmina-SCI Corp. (a)..............    420,192        1,932,883
Solectron Corp. (a)................    702,464        2,402,427
Symbol Technologies, Inc. .........    203,166        2,192,161
Tektronix, Inc. ...................     68,652        2,019,742
                                                 --------------
                                                     25,127,509
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 8.0%
eBay, Inc. (a).....................    812,408       23,795,430
Google, Inc. (Class A) (a).........    144,724       60,687,115
VeriSign, Inc. (a).................    171,606        3,976,111
Yahoo!, Inc. (a)...................    904,953       29,863,449
                                                 --------------
                                                    118,322,105
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
IT SERVICES -- 5.6%
Affiliated Computer Services, Inc.
  (Class A) (a)....................     82,493   $    4,257,464
Automatic Data Processing, Inc. ...    405,940       18,409,379
Computer Sciences Corp. (a)........    137,931        6,681,378
Convergys Corp. (a)................     97,976        1,910,532
Electronic Data Systems Corp. .....    375,500        9,034,530
First Data Corp. ..................    537,332       24,201,433
Fiserv, Inc. (a)...................    123,633        5,607,993
Paychex, Inc. .....................    233,945        9,119,176
Sabre Holdings Corp. ..............     92,322        2,031,084
Unisys Corp. (a)...................    260,360        1,635,061
                                                 --------------
                                                     82,888,030
                                                 --------------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp. (a)....................    674,696        9,385,022
                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 15.3%
Advanced Micro Devices, Inc. (a)...    381,577        9,318,110
Altera Corp. (a)...................    266,777        4,681,936
Analog Devices, Inc. ..............    261,366        8,400,303
Applied Materials, Inc. ...........  1,112,227       18,107,056
Broadcom Corp. (Class A) (a).......    341,327       10,256,877
Freescale Semiconductor, Inc.
  (Class A) (a)....................    285,183        8,384,380
Intel Corp. .......................  4,088,255       77,472,432
KLA-Tencor Corp. ..................    145,490        6,048,019
Linear Technology Corp. ...........    221,090        7,404,304
LSI Logic Corp. (a)................    309,517        2,770,177
Maxim Integrated Products, Inc. ...    230,075        7,387,708
Micron Technology, Inc. (a)........    530,770        7,993,396
National Semiconductor Corp. ......    259,051        6,178,366
Novellus Systems, Inc. (a).........     95,188        2,351,144
NVIDIA Corp. (a)...................    282,793        6,020,663
PMC-Sierra, Inc. (a)...............    189,370        1,780,078
Teradyne, Inc. (a).................    153,674        2,140,679
Texas Instruments, Inc. ...........  1,106,354       33,511,463
Xilinx, Inc. ......................    250,481        5,673,395
                                                 --------------
                                                    225,880,486
                                                 --------------
SOFTWARE -- 17.1%
Adobe Systems, Inc. (a)............    438,903       13,325,095
Autodesk, Inc. (a).................    190,137        6,552,121
BMC Software, Inc. (a).............    159,104        3,802,586
CA, Inc. ..........................    330,672        6,795,309
Citrix Systems, Inc. (a)...........    143,444        5,757,842
Compuware Corp. (a)................    311,713        2,088,477
Electronic Arts, Inc. (a)..........    223,042        9,599,728
Intuit, Inc. (a)...................    123,383        7,451,099
Microsoft Corp. ...................  6,165,996      143,667,707
Novell, Inc. (a)...................    289,735        1,920,943
Oracle Corp. (a)...................  2,747,019       39,804,305

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
SOFTWARE -- (CONTINUED)
uxParametric Technology Corp.
  (a)..............................    110,708   $    1,407,099
Symantec Corp. (a).................    730,792       11,356,508
                                                 --------------
                                                    253,528,819
                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.1%
ALLTEL Corp. ......................    277,961   $   17,742,251
Sprint Nextel Corp. ...............  2,136,850       42,715,631
                                                 --------------
                                                     60,457,882
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,871,710,091)............               1,477,752,578
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
Federated Prime Obligations Fund...      2,847            2,847
AIM Short Term Investment Class
  Prime Fund.......................  1,491,006        1,491,006
                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,493,853)................                   1,493,853
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,873,203,944)............               1,479,246,431
OTHER ASSETS AND
  LIABILITIES -- 0.0% (b)..........                    (436,298)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,478,810,133
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
ELECTRIC UTILITIES -- 43.8%
Allegheny Energy, Inc. (a)........     998,300   $   37,006,981
American Electric Power Co.,
  Inc. ...........................   2,404,502       82,354,194
Edison International..............   1,988,764       77,561,796
Entergy Corp. ....................   1,269,219       89,797,244
Exelon Corp. .....................   4,080,462      231,892,655
FirstEnergy Corp. ................   2,013,408      109,146,848
FPL Group, Inc. ..................   2,467,559      102,107,591
Pinnacle West Capital Corp. ......     608,133       24,270,588
PPL Corp. ........................   2,328,604       75,213,909
Progress Energy, Inc. ............   1,547,239       66,330,136
Southern Co. (The)................   4,529,414      145,167,719
                                                 --------------
                                                  1,040,849,661
                                                 --------------
GAS UTILITIES -- 0.8%
Nicor, Inc. ......................     270,936       11,243,844
Peoples Energy Corp. .............     233,605        8,388,756
                                                 --------------
                                                     19,632,600
                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 13.3%
AES Corp. (a).....................   4,013,429       74,047,765
Constellation Energy Group,
  Inc. ...........................   1,091,930       59,532,024
Dynegy, Inc. (Class A) (a)........   2,253,282       12,325,452
TXU Corp. ........................   2,822,559      168,760,803
                                                 --------------
                                                    314,666,044
                                                 --------------
MULTI-UTILITIES -- 42.0%
Ameren Corp. .....................   1,255,540       63,404,770
CenterPoint Energy, Inc. .........   1,904,281       23,803,512

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
MULTI-UTILITIES -- (CONTINUED)
CMS Energy Corp. (a)..............   1,352,639   $   17,503,149
Consolidated Edison, Inc. ........   1,500,203       66,669,021
Dominion Resources, Inc. .........   2,121,368      158,657,113
DTE Energy Co. ...................   1,089,641       44,391,974
Duke Energy Corp. ................   7,538,595      221,408,535
KeySpan Corp. ....................   1,068,404       43,163,522
NiSource, Inc. ...................   1,671,393       36,503,223
PG&E Corp. .......................   2,117,424       83,172,415
Public Service Enterprise Group,
  Inc. ...........................   1,537,459      101,656,789
Sempra Energy.....................   1,581,084       71,907,700
TECO Energy, Inc. ................   1,278,501       19,100,805
Xcel Energy, Inc. ................   2,468,381       47,343,548
                                                 --------------
                                                    998,686,076
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,399,735,107)...........                2,373,834,381
                                                 --------------
SHORT TERM INVESTMENTS -- 0.8%
MONEY MARKET FUND -- 0.8%
AIM Short Term Investment Class
  Prime Fund (Cost $18,879,435)...  18,879,435       18,879,435
                                                 --------------
TOTAL INVESTMENTS -- 100.7%
  (Cost $2,418,614,542)...........                2,392,713,816
OTHER ASSETS AND
  LIABILITIES -- (0.7)%...........                  (16,738,577)
                                                 --------------
NET ASSETS -- 100.0%..............               $2,375,975,239
                                                 ==============

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2006 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                                             COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund          $  518,862,739   $ 6,083,559    $ 46,943,556   $ (40,859,997)
Consumer Staples Select Sector SPDR Fund                 1,172,078,178    37,022,958      40,004,086      (2,981,128)
Energy Select Sector SPDR Fund                           4,856,014,148    66,844,187     139,409,448     (72,565,261)
Financial Select Sector SPDR Fund                        2,189,848,162     7,375,333     106,966,648     (99,591,315)
Health Care Select Sector SPDR Fund                      1,772,235,195    20,320,624     182,007,280    (161,686,656)
Industrial Select Sector SPDR Fund                       1,068,046,876    35,067,571      44,956,034      (9,888,463)
Materials Select Sector SPDR Fund                        1,249,986,951    17,668,725      52,600,628     (34,931,903)
Technology Select Sector SPDR Fund                       1,873,203,944    29,795,464     423,752,977    (393,957,513)
Utilities Select Sector SPDR Fund                        2,418,614,542    45,674,628      71,575,354     (25,900,726)

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrindex.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:      /s/ Gary L. French
         -----------------------
         Gary L. French
         President

By:      /s/ John W. Clark
         -----------------------
         John W. Clark
         Treasurer

Date:    August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Gary L. French
         -----------------------
         Gary L. French
         President

By:      /s/ John W. Clark
         -----------------------
         John W. Clark
         Treasurer

Date:    August 29, 2006